Loans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 Contract
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 2,057,502,000	$ 1,708,970,000
Net deferred loan fees	5,998,000	$ 488,000
Number of loans processed | Contract		1	2
Loans processed	0
Loans borrowed under paycheck protection program lending facility	183,700,000
Paycheck Protection Program Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Net deferred loan fees	$ 5,194,000
Number of loans processed | Loan	2,300
Loans processed	$ 259,100,000
Loans forgiven or paid off	41,800,000
SBA fee recognized in interest income	9,900,000
Fees accreted to income	4,700,000
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 409,876,000	$ 203,110,000
Number of loans processed | Loan	813
Loans processed	$ 431,283,000
Commercial and Agriculture [Member] | Paycheck Protection Program Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Loans	$ 217,295,000